CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	2,804,138,492	2,372,222,222
Ordinary shares, shares outstanding	2,577,386,552	2,328,326,132
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	226,751,940	43,896,090